Subsequent Events	12 Months Ended
Mar. 31, 2024
Subsequent Events
Subsequent Events

19. Subsequent Events

The Company has received additional financing of $1,000,000 related to the Second Tranche of convertible notes:

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On May 31, 2024, the Company received proceeds of $250,000 related to the issuance of the Second Tranche Notes. The principal amount of $312,250 was issued under the same terms as the First Tranche Notes, with interest accruing at 8.0% per annum from the issuance date. The Conversion Price remains subject to adjustment as per the terms outlined in the original Securities Purchase Agreement.

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On June 17, 2024, an additional $250,000 in proceeds was received by the Company for the issuance of the Second Tranche Notes. The principal amount issued was $312,250, also under the terms consistent with the First Tranche Notes. Interest accrues at 8.0% per annum from the date of issuance, with the Conversion Price subject to the same adjustment mechanisms detailed in the initial agreement.

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On July 15, 2024, an additional $500,000 in proceeds was received by the Company for the issuance of the Second Tranche Notes. The principal amount issued was $625,000, also under the terms consistent with the First Tranche Notes. Interest accrues at 8.0% per annum from the date of issuance, with the Conversion Price subject to the same adjustment mechanisms detailed in the initial agreement.

These subsequent financings are part of the Convertible Note Financing arrangement entered into in connection with the RTO Transaction.

The Company has received two conversion notices related to the First Tranche of convertible notes:

-	On May 15, 2024, a conversion notice was received for a principal amount of $70,000. This amount converted at a VWAP of $0.5361 per share, resulting in the issuance of 130,572 shares.
-	On June 20, 2024, a second conversion notice was received for a principal amount of $1,072,200. This converted at a VWAP of $0.5361 per share, leading to the issuance of 2,000,000 shares.

Concurrently, the Company issued 86,790 shares on May 15, 2024, and 78,522 shares on June 20, 2024, to cover outstanding interest on the outstanding principal at a VWAP of $0.5361 per share.

These conversions and interest issuances are in accordance with the terms outlined in the Securities Purchase Agreement and are related to the Convertible Note Financing arrangement initiated in connection with the RTO Transaction.

In July, 2024, the Company completed a warrant exchange agreement with an unaffiliated third-party investor of warrants to purchase the Company’s common shares, no par value per share, which warrants are currently trading on Nasdaq. Pursuant to the Warrant Exchange Agreement, the Company issued to the Holder 660,000 Common Shares in exchange for the surrender and cancellation of 660,000 Public Warrants held by the Holder.

On May 16, 2024, the Company issued an additional 178,000 shares to third-party consultants and legal advisors.